Income Taxes (Tables)	12 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of consolidated statements of income and comprehensive income of reconciliation for income taxes
	2022	2021	2020
Income before taxes	$2,121,071	$2,468,045	$3,575,248
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	$318,161	370,207	536,287
Tax effect of R&D expenses deduction	(281,013)	(231,474)	(238,573)
Tax effect of non-taxable investment income and government grant	(37,148)	(138,733)	(120,754)
Tax effect of non-deductible expenses	-	-	41,989
Tax effect of deferred tax recognized	173,017	(89,000)	-
Income tax expenses (benefits)	$173,017	$(89,000)	$218,949

Schedule of attributed continuing operations
	2022	2021	2020
Current income tax	$-	$-	$218,949
Deferred income tax	173,017	(89,000)	-
Total income tax expense	$173,017	$(89,000)	$218,949

Schedule of tax effects of significant portions of the deferred tax asset
	As of September 30,
	2022	2021
Deferred tax assets:
Bad debt allowance	$338,417	$436,761
Loss carryforward	312	113,160
Total	$338,729	$549,921